Other revenues (Tables)	12 Months Ended
Dec. 31, 2011
Other revenues
Other revenues

in	2011	2010	2009

Other revenues (CHF million)

Noncontrolling interests without SEI	701	737	(523)

Loans held-for-sale	(4)	(84)	(287)

Long-lived assets held-for-sale	(40)	(176)	24

Equity method investments	141	209	120

Other investments	457	170	549

Other	565	573	619

Other revenues	1,820	1,429	502